Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	76 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
No-Load
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Castle Tandem Fund
Average Annual Return, Percent	13.68%	8.72%		9.26%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%		15.17%